Finance income and expenses - Summary of Finance Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Finance Income And Expense [Abstract]
Interest income	$ 4,493	$ 10,297	$ 12,666
Other financial income	155	201	329
Fair value changes on derivatives	(34)	(1,684)	611
Fair value changes on Convertible Notes	5,296	32,954	96,445
Net foreign exchange difference	(3,278)	14,306	7,825
Total finance income	9,944	57,758	117,876
Interest expenses on loans and borrowings	(58,792)	(57,797)	(42,554)
Interest expenses on lease liabilities	(2,940)	(4,682)	(6,779)
Other financial expenses	(22,088)	(6,016)	(19,696)
Total finance expenses	$ (87,132)	$ (70,179)	$ (69,029)